Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 5 – Property and equipment, net

	As of December 31,
	2018	2017
	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	55	35
Computer software and electronic equipment	78	69
Leasehold improvements	196	133
	1,066	974
Less - Accumulated depreciation	872	483
Net book value	$194	$491